REVOLVING CREDIT FACILITY (Details) (USD $)				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Revolving credit facility	Mar. 31, 2013 Revolving credit facility Holdings	Mar. 31, 2013 Revolving credit facility Holdings Maximum	Mar. 31, 2013 Revolving credit facility Holdings Minimum	May 31, 2012 Senior Secured Debt Revolving credit facility
REVOLVING CREDIT FACILITY
Senior secured revolving credit facility, total commitments							$ 550,000,000.0
Revolving credit facility	214,230,000	199,230,000
Variable rate basis				LIBOR
Applicable margin (as a percent)				2.50%
Weighted-average interest rate (as a percent)				2.71%
Unused portion under the facility				335,800,000
Commitment fee on unused portion of the facility (as a percent)				0.50%
Cumulative lease payment obligations allowable under terms of covenants					30,000,000.0
Period that cumulative lease payment obligations may not exceed specified amount under terms of covenants				12 months
Trailing period used in calculating the ratio of EBITDA to net interest expense				12 months
Ratio of consolidated EBITDA to net interest expense						2.5
Trailing period used in calculating the ratio of total indebtedness to consolidated EBITDA				12 months
Ratio of total indebtedness to consolidated EBITDA					5.0
Ratio of total indebtedness to consolidated EBITDA, for a specified period following certain acquisitions					5.5
Period following certain acquisitions, for which higher ratio of total indebtedness to consolidated EBITDA is to be maintained					6 months
Defaults on revolving credit facility			$ 0